JPMORGAN INSURANCE TRUST

245 Park Avenue

New York, N.Y. 10167

April 29, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Insurance Trust (“Trust”) on behalf of

the Portfolios listed on the Appendix (the “Portfolios”)

File Nos. 33-66080 and 811-7874

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(b) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 35 (Amendment No. 36 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

The Amendment is being made to file the revised statutory prospectuses for all share classes of the Portfolios in response to comments from the Securities and Exchange Commission staff on the new requirements of Form N-1A and to include the financial information that has to be updated on an annual basis.

We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Assistant Secretary

cc:

Sally Samuel

APPENDIX

JPMorgan Insurance Trust Core Bond Portfolio
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Growth Portfolio (formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio)
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan Insurance Trust U.S. Equity Portfolio